CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Net income/(loss)	$ (9,391)	$ (21,475)	$ (2,181)	$ (58,910)
Items included in net income not affecting cash flows	33,500	35,278	105,140	92,502
Depreciation	29,656	26,682	84,922	75,226
Impairment charges	0	3,500	0	3,500
Amortization of debt issuance costs	2,053	1,878	6,073	9,549
Profit/loss, sale of vessel	0	0	0	46
Fair value gain/loss on derivative financial instruments	1,510	(486)	12,853	(1,031)
Compensation related to options and restricted stock	438	304	1,877	2,264
Gain/loss purchase of convertible bond	0	3,589	0	3,589
Share of profit from associated companies	(158)	(189)	(585)	(641)
Income adjusted for non-cash items	24,110	13,803	102,958	33,592
Changes in operating assets and liabilities	(2,346)	(18,169)	3,139	(7,926)
Accounts receivable and accrued revenues	(12,633)	(11,622)	5,220	(6,223)
Capitalized voyage expenses	241	1,157	(861)	474
Prepaid expenses	288	(2,320)	962	(4,641)
Accounts payable and accrued expenses	(238)	(1,407)	(6,904)	8,052
Deferred shipping revenues	0	(1,352)	0	2
Bunkers, lube oils and consumables	9,962	(2,650)	4,615	(5,577)
Pension liability	35	24	105	(14)
Net cash provided by/(used in) operating activities	21,764	(4,367)	106,097	25,666
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(13,976)	(5)	(33,310)	(1,714)
Investment in vessels under construction	0	(58,673)	0	(165,233)
Sale of vessels	0	0	0	20,715
Investment in property, plant and equipment	(35)	1	(47)	(84)
Net cash used in investing activities	(14,011)	(58,677)	(33,357)	(146,316)
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(2,848)	(2,872)	(21,345)	(8,615)
Repayment of lease liability	(129)	0	(241)	0
Issuance of long-term debt	54,991	50,742	54,990	522,732
Purchase of treasury shares	0	0	(3,248)	0
Issuance of convertible bonds	0	39,346	(7)	39,346
Scheduled repayment of long-term debt	(15,394)	(14,543)	(47,481)	(36,951)
Prepayment of long-term debt	0		(35,000)	0
Repayment of long-term debt refinancing	0	0	0	(377,935)
Repayment of long-term debt, sale of vessels	0	0	0	(8,663)
Net cash provided/(used in) by financing activities	36,620	72,673	(52,332)	129,915
Net increase in cash and cash equivalents	44,373	9,630	20,407	9,264
Cash and cash equivalents at beginning of period	70,978	76,927	94,944	77,292
Cash and cash equivalents at end of period	115,352	86,556	115,352	86,556
Specification of items included in operating activities:
Interest paid	12,377	13,253	38,151	29,246
Interest received	$ 113	$ 73	$ 720	$ 224